Material related party transactions - Other transactions with related parties (Details) - CNY (¥)				1 Months Ended			6 Months Ended	12 Months Ended
	Feb. 07, 2025	Jul. 20, 2024	Oct. 26, 2023	Jan. 31, 2024	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023	Jul. 17, 2025	May 19, 2025
Material related party transactions
Rental and related expenses							¥ 80,847,000	¥ 444,216,000	¥ 279,429,000	¥ 69,174,000
Right-of-use assets								5,121,039,000	4,172,083,000
Lease liabilities								950,784,000	635,357,000
Miniso France.
Material related party transactions
Percentage of shares and voting interests acquired											100.00%
Miniso Winky Italy S.r.l.
Material related party transactions
Percentage of shares and voting interests acquired												51.00%
Yonghui superstores co ltd
Material related party transactions
Percentage of ownership interest	29.40%
Miniso France Travel Retail
Material related party transactions
Percentage of shares and voting interests acquired											50.00%
Miniso France Development
Material related party transactions
Percentage of shares and voting interests acquired											10.00%
Miniso Lifestyle Nigeria Limited
Material related party transactions
Sales of products							11,577,000		15,743,000	18,046,000
Miniso (Zhaoqing) Industrial Investment Co., Ltd.
Material related party transactions
Sales of products							3,026,000		5,556,000	4,020,000
Rental and related expenses							200,000	2,317,000	5,785,000
Payment of lease liabilities							19,271,000	58,627,000	43,417,000	26,583,000
Payment of rental deposits							113,000	5,831,000	5,947,000	10,647,000
Lease liabilities							2,065,000	¥ 97,337,000	64,741,000	69,295,000
Miniso (Zhaoqing) Industrial Investment Co., Ltd. | Minimum
Material related party transactions
Lease agreement period								2 years
Miniso (Zhaoqing) Industrial Investment Co., Ltd. | Maximum
Material related party transactions
Lease agreement period								5 years
Wow Colour Beauty Guangdong Technology Limited
Material related party transactions
Sales of products								¥ 29,000	3,000	85,000
Provision of information technology support and consulting services							1,466,000	666,000	3,002,000	2,714,000
Purchase of products							23,000	542,000	102,000	1,000
KOURITEN LIMITED
Material related party transactions
Ownership interest in subsidiary			25.00%
Sales of products							10,048,000	136,846,000	78,662,000
Licence fee income							87,000	5,817,000	4,138,000
Miniso Winky Italy S.r.l.
Material related party transactions
Ownership interest in subsidiary		49.00%
Sales of products								43,411,000	5,581,000
Loan provided								27,253,000	19,681,000
Miniso France Travel Retail
Material related party transactions
Sales of products								12,747,000
Licence fee income								2,114,000
Miniso France Development
Material related party transactions
Sales of products								750,000
Licence fee income								91,000
Fujian Yuntong Supply Chain Co., Ltd.
Material related party transactions
Sales of products								745,000
Haydon (Shanghai) Technology Co., Ltd
Material related party transactions
Provision of information technology support and consulting services							26,000		50,000	916,000
ACC Super Accessories Shenzhen Technology Limited
Material related party transactions
Provision of information technology support and consulting services							138,000		81,000	207,000
Purchase of products										206,000
Henhaohe Tea Guangdong Limited
Material related party transactions
Provision of information technology support and consulting services										230,000
Vision (Guangdong) Enterprise Management Co. Ltd
Material related party transactions
Provision of information technology support and consulting services								1,892,000
Shanghai Kerong Networks Limited
Material related party transactions
Purchase of products							2,286,000	430,000	2,416,000	12,125,000
ACC Super Accessories International Trade (Shenzhen) Co., Ltd.
Material related party transactions
Purchase of products										452,000
Guangzhou Mingyou Business Development Co., Ltd.
Material related party transactions
Purchase of products										367,000
Rental and related expenses							4,016,000	1,987,000	8,016,000	2,359,000
Payment of rental deposits										1,710,000
Lease agreement period				12 months	9 months	5 years
Right-of-use assets					¥ 35,993,000
Lease liabilities					¥ 35,993,000
Add a friend (Guangzhou) Co., Ltd.
Material related party transactions
Purchase of products									80,000
Guangzhou Mingyou Business Management Co., Ltd.
Material related party transactions
Rental and related expenses							347,000
Payment of earnest money in connection with lease of a property							1,000,000
Guangzhou Chuyunju Catering Service Co., Ltd.
Material related party transactions
Purchase of catering services							¥ 3,888,000	¥ 7,825,000	¥ 7,637,000	¥ 6,078,000